Cover	Feb. 25, 2025
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 25, 2025
Entity Registrant Name	First Eagle Private Credit Fund
Entity Central Index Key	0001890107
Entity Incorporation, State or Country Code	DE
Entity File Number	814-01642
Entity Tax Identification Number	87-6975595
Entity Address, Address Line One	1345 Avenue of the Americas
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10105
City Area Code	212
Local Phone Number	698-3300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false